CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions		12 Months Ended
		Dec. 31, 2021 COP ($) $ / shares shares	Dec. 31, 2020 COP ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 29, 2020 USD ($)
Dividends paid, ordinary shares per share | $ / shares		$ 3,120	$ 260	$ 1,638
Increase in non-controlling interest related to business acquisition	[1]
Other comprehensive income		$ 1,814,640	$ 442,064
Grupo Agromercantil Holding (GAH)
Percentage of common stock acquired					40.00%
Purchase price					$ 289,144,606
Common shares
Number of shares outstanding | shares		509,704,584	509,704,584	509,704,584
Preference shares
Number of shares outstanding | shares		452,122,416	452,122,416	452,122,416
Non-Controlling interest
Increase in non-controlling interest related to business acquisition	[1]		$ (913,193)
Other comprehensive income	[2]	$ 6,540	441,199
Non-Controlling interest | Error correction adjustment
Increase in non-controlling interest related to business acquisition			315,138
Translation adjustment
Increase in non-controlling interest related to business acquisition	[1]
Other comprehensive income	[2]	$ 1,800,036	37,126
Translation adjustment | Error correction adjustment
Other comprehensive income			$ (315,138)

[1]	On September 29, 2020, the Bank acquired an additional 40% of the common stock of Grupo Agromercantil Holding (GAH), after obtaining the necessary regulatory approvals. The purchase price paid was USD 289,144,606. For further information see Note 1. Reporting Entity.
[2]	As of September 30, 2020, the Bank determined that the presentation of the amounts of non-controlling interest, disclosed in its consolidated financial statements were incorrect due to a miscalculation in the translation from US dollars to Colombian pesos of the fair value of non-controlling interest in Grupo Agromercantil Holding S.A and therefore should be corrected. The was originated when the Bank, applying the acquisition method, registered the fair value of the non-controlling interest of Grupo Agromercantil Holding S.A., using an incorrect exchange rate to translate US dollars to Colombian pesos. Since the acquisition date, the error amounted to COP315,138 without any variation. For the purposes of the financial statements ending December 31, 2020, the Bank has increased the non-controlling interest line and decreased Accumulated foreign currency translation adjustments line by COP315,138, both in shareholders’ equity and, no other effects in accounts of financial statements were identified. According to the analysis performed, the Bank determined that the correction of the presentation of the non-controlling interest and translation adjustment should not be considered material for the financial statements, given the quantitative analysis and all qualitative considerations. For that reason, the figures of non-controlling interest and translation adjustment have been corrected as of December 31, 2020 as an out of period adjustment.